SHARE CAPITAL	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company are unlimited and have no par value. The following table outlines common share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2025	34,762,899
Issue of ordinary shares (note 12)	13,448
Issue of restricted ordinary share awards (note 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Note 13, 14)	147,183
Issue of ordinary shares in exchange of share options exercised (Note 14)	36,857
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
As of June 30, 2025	35,712,651

As of January 1, 2024	37,222,549
Issue of restricted ordinary share awards (Note 14)	56,995
Issue of ordinary shares in exchange of share options exercised (Note 14)	158,247
Issue of ordinary shares in exchange of warrants' exercise (Note 12)	33,782
Treasury shares acquired	(1,163,260)
As of June 30, 2024	36,308,313

During the six months ended June 30, 2024, the Company issued 33,782 ordinary shares in exchange for warrants exercised (see note 13). The warrants were net exercised.

Share repurchase program
In May 2022, a repurchase program of up to 30 million of the Company’s ordinary shares was authorized at the Company’s annual general meeting of shareholders. The authorization of the program will expire May 18, 2027, unless renewed or revoked by the Company. In November 2022, the Company’s board of directors approved the repurchase up to $10,000 of the Company’s’ ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. In each of May 2024, August 2024 and November 2024, the Company’s board of directors approved additional repurchases under the program of $10,000 of the Company ordinary shares, for a total of $40,000 since inception. As of June 30, 2025, $10,000 was available under the repurchase program. See Note 26 regarding additional increase to the program.

During the six months ended June 30, 2025, the Company did not repurchase any ordinary shares. During the six months ended June 30, 2024, the Company repurchased 1,163,260 ordinary shares with an average price of $8.43 for a total consideration of $9,809.

As of June 30, 2025, the Company has repurchased an aggregate of 3,288,665 ordinary shares with an average price of $9.12 for a total consideration of $29,998 since commencement of the repurchase program.
The timing and actual number of ordinary shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular number of ordinary shares. The Company intends to use current cash and cash equivalents, the cash flow it generates from operations and borrowings to fund the share repurchase program. All ordinary shares purchased will be held in the Company’s treasury for possible future issuance.